Share-Based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation
15.	SHARE-BASED COMPENSATION

Compensation expense recognized for share-based awards was as follows:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Share-based compensation expenses
—Restricted shares owned by the Founder – equity component(a)	6,051	2,670	826
—Restricted shares owned by the Founder – liability component(a)	266	286	212
—Restricted shares owned by the Founder on behalf of certain key management founders(a)	93	48	14
—Share options(b)	4,168	2,817	25,391
—Shares awarded to Mr. Chen(c)	—	—	90,168
Total share-based compensation expenses	10,578	5,821	116,611

15.	SHARE-BASED COMPENSATION (Continued)
(a)	Restricted Shares

As described in note 1 (a), the Founder and Xiaomi, made a capital contribution of RMB7,500 and RMB5,000, respectively, in exchange for 60% and 40% equity interests in Foshan Viomi, respectively. Out of the RMB7,500 invested by the Founder, RMB2,500 was invested by certain key management founders and held by the Founder on their behalf. For the equity interests held by the Founder for himself, these were ordinary shares in nature but with substantive liquidation preference, while for the equity interests held by the Founder on behalf of certain key management founders, these were the most subordinated class of equity of Foshan Viomi and did not carry any preference rights.

According to the agreement among the shareholders entered into in June 2014, the interest held by the Founders shall be subject to a repurchase feature under which Xiaomi shall purchase the interest held by the Founders at the original investment amount if the Founders voluntarily terminates their employment with Foshan Viomi. The repurchase feature shall lapse at a rate of 25% each year, consequently, the interests held by the Founders are accounted for as equity-classified share-based compensation with a vesting period of 4 years.

As discussed in note 2(v), after the Reorganization, the unvested awards held by the Founder on his own behalf consisted of a share-based compensation liability measured based on the redemption value and a share option component representing the value of upside potential of the Class B Ordinary Shares which is accounted for as an equity grant, while the unvested awards held by the Founder on behalf of certain key management founders continue to be equity-classified. As the share-based compensation expenses related to the equity component of the restricted shares owned by the Founder and the restricted shares held by the Founder on behalf of certain key management founders are recognized using graded vesting method, the expenses recognized in 2016 is higher than that of 2017 and 2018.

A summary of the Restricted Shares activity for the years ended December 31, 2016, 2017 and 2018 is presented below:

	Number of shares
	Restricted Shares held by the Founder on behalf of certain key management founders	Restricted Shares held by the Founder on his own behalf	Total
Outstanding at January 1, 2016	25,363,638	50,727,273	76,090,911
Vested	(8,454,546)	(16,909,091)	(25,363,637)
Outstanding at December 31, 2016	16,909,092	33,818,182	50,727,274
Vested	(8,454,546)	(16,909,091)	(25,363,637)
Outstanding at December 31, 2017	8,454,546	16,909,091	25,363,637
Surrender and cancellation(1)	(5,918,182)	—	(5,918,182)
Vested	(2,536,364)	(16,909,091)	(19,445,455)
Outstanding at December 31, 2018	—	—	—
(1)

In June 2018, the Board of Directors and the shareholders approved a transfer and surrender of shares plan, pursuant to which, Mr. Chen, who holds 33,818,182 Class A ordinary shares on behalf of certain key management founders through Viomi Limited, transferred 16,145,454 Class A ordinary shares to key management founders and surrendered the remaining 17,672,728 Class A ordinary shares to the Company. Out of the 17,672,728 Class A ordinary shares surrendered, 5,918,182 shares were unvested restricted shares. The cancellation of these 5,918,182 shares is accounted for as an acceleration of vesting of such shares and the unrecognised share-based compensation expenses related to these 5,918,182 shares have been recognised in the consolidated financial statements for the year ended December 31, 2018. The share-based compensation expenses recognised due to the acceleration of vesting is not material.

15.	SHARE-BASED COMPENSATION (Continued)

The table below shows the details of the movement of liability-classified awards with respect to unsettled 50,727,273 restricted shares granted to the Founder for the years ended December 31, 2016, 2017 and 2018:

Liability-classified Awards (RMB)
Restricted Shares held by the Founder on his own behalf
Balance as at January 1, 2016	4,181
Share-based compensation expenses	266
Foreign currency translation adjustment	103
Balance as at December 31, 2016	4,550
Share-based compensation expenses	286
Foreign currency translation adjustment	(98)
Outstanding at December 31, 2017	4,738
Share-based compensation expenses	212
Foreign currency translation adjustment	408
Conversion of Restricted Shares to ordinary shares upon the completion of the IPO on September 25, 2018	(5,358)
Outstanding at December 31, 2018	—

(b)	Share options

On September 17, 2015, the Board of Directors of the Company approved the establishment of 2015 Share Incentive Plan, the purpose of which is to provide an incentive for employees contributing to the Group. The 2015 Share Incentive Plan shall be valid and effective for 10 years from the grant date. The maximum number of shares that may be issued pursuant to all awards (including incentive share options) under 2015 Share Incentive Plan shall be 12,727,272 shares.

In June 2018, the Board of Directors and shareholders of the Company approved the 2018 Share Incentive Plan, pursuant to which the maximum aggregate number of shares which may be issued was initially 17,672,728 shares.

For the years ended December 31, 2016 and 2017, the Company granted 1,860,000 and 2,700,000 share options to employees pursuant to the 2015 Share Incentive Plan. With respect to the share options granted, 50% of the options will be vested after 24 months of the grant date and the remaining 50% will be vested in two equal installments over the following 24 months.

For the year ended December 31, 2018, the Company granted 5,460,000 and 670,000 share options to employees pursuant to the 2015 Share Incentive Plan and 2018 Share Incentive Plan, respectively. Among which, with respect to the 5,500,000 share options granted, 40% of the options will be vested after 24 months of the grant date and the remaining 60% will be vested in three equal installments over the following 36 months. With respect to 630,000 share options granted, 50% of the options will be vested after 24 months of the grant date and the remaining 50% will be vested in two equal installments over the following 24 months.

The Group calculated the estimated fair value of the options on the respective grant dates using the binomial option pricing model with assistance from independent valuation firms. Assumptions used to determine the fair value of share options granted during 2016, 2017 and 2018 are summarized in the following table:

	Year ended December 31,
	2016	2017	2018
Risk-free interest rate	2.86%	3.06%-3.89%	3.62%~3.92%
Expected volatility	50.14%-50.15%	47.02%-49.44%	45.51%~46.99%
Expected life of option (years)	10	10	10
Expected dividend yield	—	—	—
Fair value per ordinary share	US$0.51	US$0.76-US$ 1.59	US$1.61-US$3.30

15.	SHARE-BASED COMPENSATION (Continued)
(1)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China Government Bond with a maturity period close to the contractual term of the options.

(2)	Expected life of option (years)

Expected life of option (years) represents the expected years to vest the options.

(3)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the contractual term of the options.

(4)	Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the contractual term of the options.

(5)	Fair value per ordinary share

In determining the grant date fair value of the Company’s ordinary shares for purposes of recording share-based compensation expenses in connection with Restricted Shares owned by the Founder, Restricted Shares owned by the Founder on behalf of certain key management founders, and share options under the 2015 Share Incentive Plan and 2018 Share Incentive Plan, the Company, with the assistance of an independent valuation firm, evaluated the use of three generally accepted valuation approaches: market, cost and income approaches to estimate the enterprise value of the Company and income approach (discounted cash flow, or DCF method) was relied on for value determination with market approach (guideline companies method, or GCM) taken as reference.

DCF method of the income approach involves applying appropriate weighted average cost of capital (“WACC”), to discount the future cash flows forecast, based on the Company’s best estimates as of the valuation date, to present value. The WACC was determined based on a consideration of the factors including risk-free rate, comparative industry risk, equity risk premium, company size and non-systematic risk factors.

GCM under the market approach was adopted as reference of the equity valuation for the company. GCM employs trading multiples method of selected public comparable companies including trailing and leading enterprise value/revenue multiples.

In deriving the equity value of each class of shares, the Company applied the option pricing method. The option pricing method treats different classes of shares as call options on the total equity value, with exercise prices based on the liquidation preference or redemption amount of the certain classes of shares. Under this method, the ordinary share has value only if the fund available for distribution to shareholders exceeds the value of liquidation preference or redemption amounts at the time of a liquidity event, assuming the enterprise has funds available to make liquidation preference or redemption. Given the nature of the different classes of shares, the modeling of different classes of capital as call options on company’s enterprise value was analyzed and the values of different classes of shares were derived accordingly.

The Company also applied a discount for lack of marketability (“DLOM”), which was quantified by the black-Scholes option pricing model. Under this option-pricing method, which assumed that the put option is struck at the average price of the stock before the privately held shares can be sold, the cost of the put option was considered as a basis to determine the DLOM.

15.	SHARE-BASED COMPENSATION (Continued)

A summary of the stock option activity under the 2015 and 2018 Share Incentive Plan for the years ended December 31, 2016, 2017 and 2018 is included in the table below.

	Options granted	Weighted average
	Share Number	exercise price (US$)
Outstanding at January 1, 2016	4,740,000	0.06
Granted	1,860,000	0.24
Forfeited	(980,000)	0.04
Outstanding at December 31, 2016	5,620,000	0.12
Granted	2,700,000	0.52
Forfeited	(780,000)	0.27
Outstanding at December 31, 2017	7,540,000	0.25
Granted	6,130,000	0.64
Forfeited	(410,000)	0.43
Outstanding at December 31, 2018	13,260,000	0.43

The following table summarizes information regarding the share options granted as of December 31, 2016, 2017 and 2018:

	As of December 31, 2016
		Weighted- average exercise	Weighted- average remaining exercise contractual	Aggregate
	Options Number	price per option	life (years)	intrinsic value
		US$		US$
Options
Outstanding	5,620,000	0.12	9.22	1,854
Exercisable	915,000	0.02	8.83	366
Expected to vest	4,187,450	0.14	9.29	1,324

	As of December 31, 2017
		Weighted- average exercise	Weighted- average remaining exercise contractual	Aggregate
	Options Number	price per option	life (years)	intrinsic value
		US$		US$
Options
Outstanding	7,540,000	0.25	8.65	3,697
Exercisable	2,612,500	0.06	7.99	987
Expected to vest	4,385,475	0.35	9.00	2,695

	As of December 31, 2018
		Weighted- average exercise	Weighted- average remaining exercise contractual	Aggregate
	Options Number	price per option	life (years)	intrinsic value
		US$		US$
Options
Outstanding	13,260,000	0.43	8.40	18,705
Exercisable	3,945,000	0.08	7.03	1,752
Expected to vest	8,290,350	0.57	8.97	15,373

The weighted average grant date fair value of options granted for the years ended December 31, 2016, 2017 and 2018 was RMB2.50 (US$0.38), RMB6.01 (US$0.90) and RMB18.23 (US$2.66) per option, respectively.

No options were exercised for the years ended December 31, 2016, 2017 and 2018.

As of December 31, 2018, there was RMB53,879 of unrecognized compensation expenses related to the options.

15.	SHARE-BASED COMPENSATION (Continued)
(c)	Shares awarded to Mr. Chen

On August 23, 2018, the Company issued 4,000,000 Class A ordinary shares at par value to Mr. Chen’s wholly-owned entity Viomi Limited to award his contribution to the Company’s development. Such shares were immediately vested. The issuance of such shares is accounted for as a share-based compensation to Mr. Chen. The issuance date fair value was approximately US$3.30 per share.